Long term debt - Notes payable (Details)	12 Months Ended			0 Months Ended						12 Months Ended
	Mar. 31, 2013 CAD	Mar. 31, 2012 CAD	Mar. 31, 2011 CAD	Apr. 28, 2010 8.75% senior notes Senior notes CAD	Apr. 28, 2010 Senior notes 8.75% senior notes CAD	Mar. 31, 2013 Senior notes 8.75% senior notes	Nov. 26, 2003 Senior notes 8.75% senior notes USD ($)	Nov. 26, 2003 Senior notes 8.75% senior notes CAD	Apr. 07, 2010 Corporate debentures Series 1 Debentures CAD	Mar. 31, 2013 Corporate debentures Series 1 Debentures On or after April 7, 2014	Mar. 31, 2013 Corporate debentures Series 1 Debentures On or after April 7, 2015	Mar. 31, 2013 Corporate debentures Series 1 Debentures On or after April 7, 2016
Debt Instrument [Line Items]
Face amount of long term debt							$ 200,000,000	263,000,000	225,000,000
Redemption amount of senior notes				202,410,000
Loss on debt extinguishment	0	0	4,346,000	4,346,000
Write off of deferred financing costs				4,324,000	4,324,000
Stated interest rate on long term debt						8.75%	8.75%	8.75%	9.125%
Redemption price as a percentage of the principal amount										103.042%	101.52%	100.00%
Redemption premium upon a change of control									101.00%